Document	Oct. 22, 2019
Cover page.
Document Type	8-K
Document Period End Date	Oct. 22, 2019
Entity Registrant Name	HEALTHCARE SERVICES GROUP INC
Entity File Number	0-12015
Entity Incorporation, State or Country Code	PA
Entity Tax Identification Number	23-2018365
Entity Address, Address Line One	3220 Tillman Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Bensalem
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19020
City Area Code	215
Local Phone Number	639-4274
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value
Trading Symbol	HCSG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000731012